Loans Payable - Third Parties	12 Months Ended
Dec. 31, 2024
Loans Payable - Third Parties [Abstract]
LOANS PAYABLE - THIRD PARTIES

11. LOANS PAYABLE - THIRD PARTIES

On December 13, 2023, the Group borrowed a loan from Boknap Logistics(HK) Ltd. of RMB2,833,080 (US$400,000) for 18 months with interest rate of 6%. The loan was fully repaid during the year ended December 31, 2024.